Credit Quality of Financial Assets and the Allowance for Credit Losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Loans for which real estate is received as collateral | Instalment loans
Financing Receivable, Modifications [Line Items]
Mortgage loans in process of foreclosure	¥ 57	¥ 162